Direxion Daily CSCO Bull 2X ETF N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	May 19, 2025
Supplement to Prospectus [Text Block]	DIREXION SHARES ETF TRUST
Direxion Daily CSCO Bull 2X Shares
Direxion Daily CSCO Bear 1X Shares
Direxion Daily QCOM Bull 2X Shares
Direxion Daily QCOM Bear 1X SharesSupplement dated May 19, 2025 to the
Prospectuses and Statements of Additional Information (“SAI”)
dated February 10, 2025, as supplementedEffective immediately, the trading symbol for the Funds listed below will be as follows:FundTicker SymbolDirexion Daily CSCO Bull 2X SharesCSCLDirexion Daily CSCO Bear 1X SharesCSCSDirexion Daily QCOM Bull 2X SharesQCMUDirexion Daily QCOM Bear 1X SharesQCMDAdditionally, effective immediately, the names for the Funds listed below will be changed as follows:Previous NameNew NameDirexion Daily CSCO Bull 2X SharesDirexion Daily CSCO Bull 2X ETFDirexion Daily CSCO Bear 1X SharesDirexion Daily CSCO Bear 1X ETFDirexion Daily QCOM Bull 2X SharesDirexion Daily QCOM Bull 2X ETFDirexion Daily QCOM Bear 1X SharesDirexion Daily QCOM Bear 1X ETF